Warrant Plans	12 Months Ended
Dec. 31, 2018
Warrant plans
Warrant plans

29. Warrant plans

Presented below is a summary of warrant activities for the reported periods. Various warrant plans were approved for the benefit of our employees, and for directors and independent consultants of Galapagos NV. For warrant plans issued prior to 2011, the warrants offered to the employees and independent consultants vest according to the following schedule: 10% of the warrants vest on the date of the grant; an additional 10% vest at the first anniversary of the grant; an additional 20% vest at the second anniversary of the grant; an additional 20% vest at the third anniversary of the grant; and an additional 40% vest at the end of the third calendar year following the grant.

The warrants granted under warrant plans created from 2011 onwards vest at the end of the third calendar year following the year of the grant, with no intermediate vesting, with the exception of the warrants granted under Warrant Plan 2015 (B), Warrant Plan 2015 RMV, and Warrant Plan 2016 (B), which vest on the third anniversary of the notary deed enacting the acceptance and issuance of the warrants.

The warrants offered to directors vest over a period of 36 months at a rate of 1/36th per month.

Warrants cannot be exercised before the end of the third calendar year following the year of the grant, except for warrants granted under Warrant Plan 2015 (B), Warrant Plan 2015 RMV, and Warrant Plan 2016 (B), which become exercisable on the third anniversary of the notary deed enacting the acceptance and issuance of the warrants. In the event of a change of control over Galapagos NV, all outstanding warrants vest immediately and will be immediately exercisable.

The table below sets forth a summary of warrants outstanding and exercisable at December 31, 2018, per warrant plan:

				Outstanding					Outstanding	Exercisable
				per	Granted	Exercised	Forfeited	Expired	per	per
	Allocation	Expiry	Exercise	January 1,	during	during	during	during	December 31,	December 31,
Warrant plan	date	date	price (€)	2018	year	year	year	year	2018	2018
2005	7/4/2005	7/3/2018	6.91	30,000		(30,000)			—	—
2005	12/15/2005	12/14/2018	8.6	7,500		(7,500)			—	—
2006 BNL	6/28/2007	6/27/2020	8.65	735		(735)			—	—
2006 BNL	12/21/2007	12/20/2020	7.12	1,050					1,050	1,050
2007	6/28/2007	6/27/2020	8.65	48,909		(19,535)			29,374	29,374
2007 RMV	10/25/2007	10/24/2020	8.65	32,600		(8,050)			24,550	24,550
2008	6/26/2008	6/25/2021	5.6	77,100					77,100	77,100
2010	4/27/2010	4/26/2018	11.55	42,500		(42,500)			—	—
2011	5/23/2011	5/22/2019	9.95	52,500		(15,000)			37,500	37,500
2012	9/3/2012	9/2/2020	14.19	209,890		(99,850)			110,040	110,040
2013	5/16/2013	5/15/2021	19.38	260,560		(65,000)			195,560	195,560
2014	7/25/2014	7/24/2022	14.54	536,660		(189,100)			347,560	347,560
2014 (B)	10/14/2014	10/13/2022	11.93	150,000		(90,000)			60,000	60,000
2015	4/30/2015	4/29/2023	28.75	517,053			(2,000)		515,053
2015 (B)	12/22/2015	12/21/2023	49.00	399,000					399,000
2015 RMV	12/22/2015	12/21/2023	49.00	97,500					97,500
2016	6/1/2016	5/31/2024	46.10	514,250			(10,000)		504,250
2016 RMV	6/1/2016	5/31/2024	46.10	120,000					120,000
2016 (B)	1/20/2017	1/19/2025	62.50	150,000					150,000
2017	5/17/2017	5/16/2025	80.57	595,500					595,500
2017 RMV	5/17/2017	5/16/2025	80.57	127,500					127,500
2018	4/19/2018	4/18/2026	79.88		1,097,745				1,097,745
2018 RMV	4/19/2018	4/18/2026	79.88		137,500				137,500
Total				3,970,807	1,235,245	(567,270)	(12,000)	—	4,626,782	882,734

		Weighted
		average
		exercise
	Warrants	price (Euro)
Outstanding on January 1, 2016	2,805,692	€16.2
Exercisable on December 31, 2015	720,749

Granted during the period	1,130,750
Forfeited during the year	(48,500)
Exercised during the period	(419,035)
Expired during the year	(2,500)
Outstanding on December 31, 2016	3,466,407	€27.1
Exercisable on December 31, 2016	669,704

Granted during the period	873,000
Forfeited during the year	—
Exercised during the period	(368,200)
Expired during the year	(400)
Outstanding on December 31, 2017	3,970,807	€39.3
Exercisable on December 31, 2017	763,344

Granted during the period	1,235,245
Forfeited during the year	(12,000)
Exercised during the period	(567,270)
Expired during the year	—
Outstanding on December 31, 2018	4,626,782	€53.3
Exercisable on December 31, 2018	882,734

The table below sets forth the inputs into the valuation of the warrants.

	2018	2018 RMV	2017	2017 RMV	2016 (B)	2016	2016 RMV
	April 18	April 18	May 17	May 17	January 20	June 1	June 1
Exercise Price	€79.88	€79.88	€80.57	€80.57	€62.50	€46.10		€46.10
Share price at acceptance date	€84.88	€84.88	€68.67	€68.67	€75.18	€48.71		€47.63
Fair value on the acceptance date	€38.39	€38.39	€26.85	€26.80	€37.27	€21.95		€21.16
Estimated volatility (%)	39.44	39.44	40.06	40.08	40.33	40.69		40.69
Time to expiration (years)	8	8	8	8	8	8		8
Risk free rate (%)	0.51	0.51	0.33	0.29	0.51	—		—
Expected dividends	None	None	None	None	None	None		None

Warrant Plans

The exercise price of the warrants is determined pursuant to the applicable provisions of the Belgian Companies Code.

The estimated volatility is calculated on the basis of the historical volatility of the share price over the expected life of the warrants, validated by reference to the volatility of a representative biotech index.

The time to expiration of the warrant is calculated as the estimated duration until exercise, taking into account the specific features of the plans.

The warrants were accounted for in accordance with IFRS 2 Share Based Payments.

Our warrants expense in 2018 amounted to €26,757 thousand (2017: 16,536 thousand; 2016: €11,034 thousand).

The following table provides an overview of the outstanding warrants per category of warrant holders at December 31, 2018, 2017 and 2016.

Category

	December 31,
	2018	2017	2016
	(in number of warrants)
Non-executive directors	216,780	216,060	165,240
Executive team	2,139,374	2,039,374	1,676,874
Other	2,270,628	1,715,373	1,624,293
Total warrants outstanding	4,626,782	3,970,807	3,466,407

The outstanding warrants at the end of the accounting period have an average exercise price of €53.30 (2017: €39.32; 2016: €27.06) and a weighted average remaining expected life of 1,500 days (2017: 1,441 days; 2016: 1,482 days).